Note 5 - Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
Note 5 – Stockholders’ Equity

Common Stock

Global Clean Energy is authorized to issue 300,000,000 shares of $0.001 par value common stock.  The Company has 241,968,911 shares of common stock issued and outstanding at December 31, 2013.  Dividends may be paid on the outstanding shares as declared by our board of directors.  Each share of common stock is entitled to one vote.

On March 4, 2013, Sylvain McMahon converted $50,000 of principal and $13,567 of accrued interest into 4,545,455 in shares.  As the shares were not converted in accordance with the agreement, the fair value of shares on the date of conversion was $127,273 based on the closing market price on the date of grant, which exceeds the principal and accrued interest amounts by $63,706; this amount was recorded as a loss on conversion.

On April 22, 2013, Profit Consultants converted $69,713 of principal and $48,851 of accrued interest into 9,750,000 in shares.  As the shares were not converted in accordance with the agreement, the fair value of shares on the date of conversion was $292,500 based on the closing market price on the date of grant, which exceeds the principal and accrued interest amounts by $173,936; this amount was recorded as a loss on conversion.

On May 9, 2013, Jay Kar Financial converted $5,000 of principal and $1,250 of accrued interest into 481,500 in shares.  As the shares were not converted in accordance with the agreement, the fair value of shares on the date of conversion was $13,001 based on the closing market price on the date of grant, which exceeds the principal and accrued interest amounts by $6,033; this amount was recorded as a loss on conversion.

On May 9, 2013, Eastveld Realties converted $16,220 of principal and $4,055 of accrued interest into 1,562,084 in shares.  As the shares were not converted in accordance with the agreement, the fair value of shares on the date of conversion was $42,176 based on the closing market price on the date of grant, which exceeds the principal and accrued interest amounts by $19,574; this amount was recorded as a loss on conversion.

On February 12, 2013, Ken Adessky (a related party) converted $50,000 of accrued compensation into 9,600,000 shares of common stock, valued at $270,720 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $150,720 was recognized.

On February 12, 2013, Earl Azimov (a related party) converted $50,000 of accrued compensation into 9,600,000 shares of common stock, valued at $270,720 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $150,720 was recognized.

On June 10, 2013, Ken Adessky (a related party), Earl Azimov (a related party) and Randy Renken converted $50,000 of accrued compensation each into 6,250,000 shares of common stock each, the total of the three grants was valued at $393,750 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $243,750 was recognized.

On August 19, 2013, Ken Adessky (a related party) converted $60,000 of accrued compensation into 4,800,000 shares of common stock, valued at $86,400 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $26,400 was recognized.

On August 19, 2013, Earl Azimov (a related party) converted $60,000 of accrued compensation into 4,800,000 shares of common stock, valued at $86,400 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $26,400 was recognized.

On August 19, 2013, Brian Levine converted $30,000 of accrued compensation into 2,400,000 shares of common stock, valued at $43,200 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $13,200 was recognized.

On August 19, 2013, Steven Mann converted $30,000 of accrued compensation into 2,400,000 shares of common stock, valued at $43,200 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $13,200 was recognized.

During the year ended December 31, 2013, 55,600,000 shares were issued to various third party consultants for services performed for the Company.  These shares were valued at a total of $1,050,980 based on the closing market price on the date of grant.

On January 21, 2013, the Company obtained a $50,000 loan, from 7068778 Canada due in one year, bearing interest at 7.5% per year.  This note is convertible into shares based upon the average price of the 5 days prior to the conversion notice, or $0.01, whichever is greater. On February 22, 2014, $40,000 of principal was converted into 4,000,000 shares of the Company’s shares valued at $71,865.  As the note was not converted within the terms of the agreement, the additional fair value exceeding the principal converted was recorded as a loss on conversion leaving a remaining balance of $10,000 at March 31, 2014.

Preferred Stock

Global Clean Energy is authorized to issue 15,000,000 shares of $0.001 par value preferred stock.  No shares of preferred stock have been issued or are outstanding.  Dividends, voting rights and other terms, rights and preferences of the preferred shares have not been designated but may be designated by our board of directors from time to time.

Employee Stock Compensation Plans

Global Clean Energy has adopted the 2007 Incentive Plan (the “2007 Plan”) for its employees, officers, directors and consultants.  We have reserved a maximum of 5,000,000 shares of common stock to be issued under the 2007 Plan.  As of March 31, 2014 and December 31, 2013 no shares were issued for services rendered leaving a balance of 5,000,000 available for issuance under the 2007 Plan.

Note 5 – Stockholders’ Equity

Common Stock

Global Clean Energy is authorized to issue 300,000,000 shares of $0.001 par value common stock.  The Company has 241,968,911 shares of common stock issued and outstanding at December 31, 2013.  Dividends may be paid on the outstanding shares as declared by our board of directors.  Each share of common stock is entitled to one vote.

On July 15, 2012, Clean Energy Funding, Inc. converted $145,000 of principal and $48,643 of accrued interest into 27,663,283 shares.  As the shares were not converted in accordance with the agreement, the fair value of shares on the date of conversion was $204,708 based on the closing market price on the date of grant, which exceeds the principal and accrued interest reduction by $11,065; this amount was recorded as a loss on conversion.

On August 15, 2012, Ken Adessky (a related party) converted $50,000 of accrued compensation into 10,000,000 shares of common stock, valued at $600,000 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $550,000 was recognized.

On August 15, 2012, Earl Azimov (a related party) converted $50,000 of accrued compensation into 10,000,000 shares of common stock, valued at $600,000 based on the market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $550,000 was recognized.

On September 15, 2012, Mario Nadeau converted both $25,000 loans, totaling $50,000 of principal, and $11,252 of accrued interest were converted into 1,020,869 common shares valued at $55,127 based on the closing market price on the date of grant.  As the shares were not converted in accordance with the agreement, the resulting gain on conversion of $6,125 was recorded as a gain on conversion.

On October 22, 2012, Profit Consultants converted $55,287 of principal into 1,580,000 in shares.  As the shares were not converted in accordance with the agreement, the fair value of shares on the date of conversion was $79,000 based on the closing market price on the date of conversion, which exceeds the principal reduction by $23,713; this amount was recorded as a loss on conversion.

On March 4, 2013, Sylvain McMahon converted $50,000 of principal and $13,567 of accrued interest into 4,545,455 in shares.  As the shares were not converted in accordance with the agreement, the fair value of shares on the date of conversion was $127,273 based on the closing market price on the date of grant, which exceeds the principal and accrued interest amounts by $63,706; this amount was recorded as a loss on conversion.

On April 22, 2013, Profit Consultants converted $69,713 of principal and $48,851 of accrued interest into 9,750,000 in shares.  As the shares were not converted in accordance with the agreement, the fair value of shares on the date of conversion was $292,500 based on the closing market price on the date of grant, which exceeds the principal and accrued interest amounts by $173,936; this amount was recorded as a loss on conversion.

On May 9, 2013, Jay Kar Financial converted $5,000 of principal and $1,250 of accrued interest into 481,500 in shares.  As the shares were not converted in accordance with the agreement, the fair value of shares on the date of conversion was $13,001 based on the closing market price on the date of grant, which exceeds the principal and accrued interest amounts by $6,033; this amount was recorded as a loss on conversion.

On May 9, 2013, Eastveld Realties converted $16,220 of principal and $4,055 of accrued interest into 1,562,084 in shares.  As the shares were not converted in accordance with the agreement, the fair value of shares on the date of conversion was $42,176 based on the closing market price on the date of grant, which exceeds the principal and accrued interest amounts by $19,574; this amount was recorded as a loss on conversion.

On February 12, 2013, Ken Adessky (a related party) converted $50,000 of accrued compensation into 9,600,000 shares of common stock, valued at $270,720 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $150,720 was recognized.

On February 12, 2013, Earl Azimov (a related party) converted $50,000 of accrued compensation into 9,600,000 shares of common stock, valued at $270,720 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $150,720 was recognized.

On June 10, 2013, Ken Adessky (a related party), Earl Azimov (a related party) and Randy Renken converted $50,000 of accrued compensation each into 6,250,000 shares of common stock each, the total of the three grants was valued at $393,750 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $243,750 was recognized.

On August 19, 2013, Ken Adessky (a related party) converted $60,000 of accrued compensation into 4,800,000 shares of common stock, valued at $86,400 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $26,400 was recognized.

On August 19, 2013, Earl Azimov (a related party) converted $60,000 of accrued compensation into 4,800,000 shares of common stock, valued at $86,400 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $26,400 was recognized.

On August 19, 2013, Brian Levine converted $30,000 of accrued compensation into 2,400,000 shares of common stock, valued at $43,200 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $13,200 was recognized.

On August 19, 2013, Steven Mann converted $30,000 of accrued compensation into 2,400,000 shares of common stock, valued at $43,200 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $13,200 was recognized.

During the year ended December 31, 2013, 55,600,000 shares were issued to various third party consultants for services performed for the Company.  These shares were valued at $1,050,980 based on the closing market price on the respective dates of grant.

Preferred Stock

Global Clean Energy is authorized to issue 15,000,000 shares of $0.001 par value preferred stock.  No shares of preferred stock have been issued or are outstanding.  Dividends, voting rights and other terms, rights and preferences of the preferred shares have not been designated but may be designated by our board of directors from time to time.

Employee Stock Compensation Plans

Global Clean Energy has adopted the 2007 Incentive Plan (the “2007 Plan”) for its employees, officers, directors and consultants.  We have reserved a maximum of 5,000,000 shares of common stock to be issued under the 2007 Plan.  As of December 31, 2013 and 2012 no shares were issued for services rendered leaving a balance of 5,000,000 available for issuance under the 2007 Plan.